Consolidated statements of changes in equity (deficit)	Capital stock CAD ($) shares	Capital stock USD ($) shares	Pre-funded warrants CAD ($) shares	Pre-funded warrants USD ($) shares	Contributed surplus CAD ($)	Deficit CAD ($)	Accumulated other comprehensive income CAD ($)	CAD ($)
Shareholders' equity at Aug. 31, 2023	$ 50,395,717				$ 11,684,829	$ (51,548,737)	$ 1,032,628	$ 11,564,437
Shareholders' equity (in shares) at Aug. 31, 2023 | shares	8,282	8,282
Total comprehensive income (loss)						(7,382,020)	21,081	(7,360,939)
Share-based compensation - stock options [note 16]					321,588			321,588
Securities issuance - preferred shares converted [note 15]	$ 94,622							94,622
Securities issuance - preferred shares converted [note 15] (in shares) | shares	97	97
Securities issuance, net of transaction costs [note 15]	$ 1,777,819	$ 592						1,777,819
Shareholders' equity at Feb. 29, 2024	$ 52,268,158				12,006,417	(58,930,757)	1,053,709	6,397,527
Shareholders' equity (in shares) at Feb. 29, 2024 | shares	8,971	8,971
Shareholders' equity at Aug. 31, 2024	$ 55,382,754		$ 38,725		12,080,817	(65,609,357)	1,127,048	3,019,987
Shareholders' equity (in shares) at Aug. 31, 2024 | shares	16,350	16,350	48	48
Total comprehensive income (loss)						(5,200,643)	(12,110)	(5,212,753)
Securities issuance - preferred shares converted [note 15]	$ 435,763							435,763
Securities issuance - preferred shares converted [note 15] (in shares) | shares	13,217	13,217
Securities issuance - pre-funded warrants converted [note 15]	$ 810,619		$ (810,619)
Securities issuance - pre-funded warrants converted [note 15] (in shares) | shares	45,000	45,000	45,000	45,000
Securities issuance, net of transaction costs [note 15]	$ 24,154,526	$ 939,685	$ 810,619	$ 45,000				24,965,145
Fractional securities issued due to reverse stock split (in shares) | shares	19,512	19,512
Share-based compensation - warrants [note 16]					32,427			32,427
Share-based compensation - stock options [note 16]					486,752			486,752
Shareholders' equity at Feb. 28, 2025	$ 80,783,662		$ 38,725		$ 12,599,996	$ (70,810,000)	$ 1,114,938	$ 23,727,321
Shareholders' equity (in shares) at Feb. 28, 2025 | shares	1,033,764	1,033,764	48	48